Provision for contingencies (Details 1) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current provisions [abstract]
Civil	R$ 9,152	R$ 6,680
Labor	2,697	324
Total	R$ 11,849	R$ 7,004